Investments (Concentrations of Credit Risk - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Securities holdings exposure in single issuer greater than stated percentage of Company's equity	10.00%
Investments in any counterparty that were greater than 10% of equity	$ 0	$ 0